Cumulative Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2018
Cumulative Preferred Stock [Abstract]
Schedule of Stock by Class [Table Text Block]
Authorized:
Unlimited number of First Preferred shares, issuable in series.
Unlimited number of Second Preferred shares, issuable in series.

			December 31, 2018		December 31, 2017
Annual Dividend		Redemption	Issued and	Net	Issued and	Net
	Per Share	Price per share	Outstanding	Proceeds	Outstanding	Proceeds
Series A	$0.6388	$25.00	3,864,636	$95	3,864,636	$95
Series B	Floating	$25.00	2,135,364	$52	2,135,364	$52
Series C	$1.1802	$25.00	10,000,000	$245	10,000,000	$245
Series E	$1.1250	$26.00	5,000,000	$122	5,000,000	$122
Series F	$1.0625	$25.00	8,000,000	$195	8,000,000	$195
Series H	$1.2250	$25.00	12,000,000	$295	-	$-
Total			41,000,000	$1,004	29,000,000	$709

Characteristics of the First Preferred Shares:
First Preferred Shares (1)(2)	Initial Yield (%)	Current Annual Dividend ($)	Minimum Reset Dividend Yield (%)	Earliest Redemption and/or Conversion Option Date	Redemption Value ($)	Right to Convert on a one for one basis
Fixed rate reset (3)(4)
Series A	4.400	0.6388	1.84	August 15, 2020	25.00	Series B
Series C (5)	4.100	1.1802	2.65	August 15, 2023	25.00	Series D
Series F	4.250	1.0625	2.63	February 15, 2020	25.00	Series G
Minimum rate reset (3)(4)
Series B	2.393	Floating	1.84	August 15, 2020	25.00	Series A
Series H	4.900	1.2250	4.90	August 15, 2023	25.00	Series I
Perpetual fixed rate
Series E (6)	4.500	1.1250			26.00
(1) Holders are entitled to receive fixed or floating cumulative cash dividends when declared by the Board of Directors of the Corporation.
(2) On or after the specified redemption dates, the Corporation has the option to redeem for cash the outstanding First Preferred Shares, in whole or in part, at the specified per share redemption value plus all accrued and unpaid dividends up to but excluding the dates fixed for redemption.
(3) On the redemption and/or conversion option date the reset annual dividend per share will be determined by multiplying $25.00 per share by the annual fixed or floating dividend rate, which for Series A, C, F and H is the sum of the five-year Government of Canada Bond Yield on the applicable reset date, plus the applicable reset dividend yield (Series H annual reset rate must be a minimum of 4.90 per cent) and for Series B equals the Government of Treasury Bill Rate on the applicable reset date, plus 1.84 per cent.
(4) On each conversion option date, the holders have the option, subject to certain conditions, to convert any or all of their Shares into an equal number of Cumulative Redeemable First Preferred Shares of a specified series. The Company has the right to redeem the outstanding Preferred Shares, Series D, Series G and Series I shares without the consent of the holder every five years thereafter for cash, in whole or in part at a price of $25.00 per share plus all accrued and unpaid dividends up to but excluding the date fixed for redemption and $25.50 per share plus all accrued and unpaid dividends up to but excluding the date fixed for redemption in the case of redemptions on any other date after August 15, 2018, February 15, 2020 and August 15, 2023, respectively. The reset dividend yield for Series I equals the Government of Treasury Bill Rate on the applicable reset date, plus 2.54 per cent.
(5) The annual fixed dividend per share for First Preferred Shares, Series C was reset from $1.0250 to $1.1802 for the five-year period from and including August 15, 2018.
(6) First Preferred Shares, Series E are redeemable at $26.00 to August 15, 2019, decreasing $0.25 each year until August 15, 2022 and $25.00 per share thereafter.